Restructuring - Summary of Activity and Balances of Restructuring Reserve (Details) - Severance for Involuntary Employee Terminations [Member] $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost And Reserve [Line Items]
Balance at March 31, 2023	$ 0
Increase to reserve	380
Utilization of reserve:
Payments	(263)
Balance at December 31, 2023	$ 117